--------------------------------------------------------------------------------
Kemper Variable Series

o   Kemper Global Blue Chip Portfolio

o   KVS Index 500 Portfolio

Supplement To Prospectus Dated May 1, 2000

Kemper Global Blue Chip Portfolio

The following information replaces disclosure in the Portfolio Managers section of the prospectus:

The following people handle the portfolio's day-to-day management:

William E. Holzer                       Nicholas Bratt
Lead Portfolio Manager                 o Began investment career in 1974
o Began investment career in 1970      o Joined the advisor in 1976
o Joined the advisor in 1980           o Joined the portfolio team in 1998
o Joined the portfolio team in 1998

KVS Index 500 Portfolio

The following information replaces disclosure in the Investment Advisor section of the prospectus:

KVS Index 500 Portfolio pays the investment manager a graduated investment management fee based on the average daily net assets of the portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets                           Annual Management Fee Rate
of the Portfolio
--------------------------------------------------------------------------------
$0-$200 million                                              0.440%

$200-$750 million                                            0.400%

$750 million-$2 billion                                      0.380%

$2 billion-$5 billion                                        0.365%

Over $5 billion                                              0.335%
--------------------------------------------------------------------------------

The following information replaces disclosure in the Subadvisor for KVS Index 500 Portfolio section of the prospectus:

Scudder Kemper Investments, Inc. pays a fee to Bankers Trust Company for acting as subadvisor to the KVS Index 500 Portfolio. The rate decreases with successive increases in net assets. The minimum annual fee is set at $100,000, however, the minimum fee does not apply during the portfolio's first year of operations.

The fee is calculated as follows:

Average Daily Net Assets                           Annual Subadvisor Fee Rate
of the Portfolio
--------------------------------------------------------------------------------

$0-$200 million                                               0.07%

$200-$750 million                                             0.03%

Over $750 million                                             0.01%
--------------------------------------------------------------------------------



August 25, 2000